Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Disclosure of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,072	$7,577
Acquisitions	451	446
Depreciation	(1,897)	—
Reassessment	(742)	(987)
Interest expense relating to lease liabilities	—	372
Payments of lease liabilities	—	(2,072)
Translation differences	(576)	(664)
Balance at December 31, 2024	$4,308	$4,672

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2023	$3,598	$4,675
Acquisitions	5,930	5,930
Depreciation	(2,738)	—
Reassessment	102	—
Business Combination	200	191
Interest expense relating to lease liabilities	—	204
Payments of lease liabilities	—	(3,459)
Translation differences	(20)	36
Balance at December 31, 2023	$7,072	$7,577

Disclosure of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the years ended December 31, 2024, and 2023 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,072	$7,577
Acquisitions	451	446
Depreciation	(1,897)	—
Reassessment	(742)	(987)
Interest expense relating to lease liabilities	—	372
Payments of lease liabilities	—	(2,072)
Translation differences	(576)	(664)
Balance at December 31, 2024	$4,308	$4,672

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2023	$3,598	$4,675
Acquisitions	5,930	5,930
Depreciation	(2,738)	—
Reassessment	102	—
Business Combination	200	191
Interest expense relating to lease liabilities	—	204
Payments of lease liabilities	—	(3,459)
Translation differences	(20)	36
Balance at December 31, 2023	$7,072	$7,577

Disclosure of detailed information about cash flow information related to leases	Cash flow information recognized in the consolidated statement of comprehensive income as follows (in thousands):

	Year ended December 31,
	2024	2023
Depreciation expense of right-of-use assets	$1,897	$2,738
Interest expense relating to lease liabilities	372	204
Expense relating to leases of low-value assets and short-term leases	31	21
15.4.    Cash flow information related to leases was as follows (in thousands):

	Year ended December 31,
	2024	2023
Total cash paid for the lease	$1,700	$3,255